FQF Trust

230 Congress Street, 5th Floor

Boston, Massachusetts

Phone: 617-292-9801

November 2, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FQF Trust (the “Registrant”)

(File Nos. 333-173167 and 811-22540)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1. The form of Prospectus and Statement of Additional Information dated October 29, 2012 for the Registrant’s QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral High Beta Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Quality Fund, QuantShares U.S. Market Neutral Anti-Momentum Fund and QuantShares U.S. Market Neutral Anti-Beta Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 3 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A filed with the Securities and Exchange Commission on October 29, 2012 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ William DeRoche
William DeRoche President